Supplementary Financial Information (Restricted Cash) (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Restricted Cash and Investments, Current	$ 59	$ 95
Restricted Cash and Investments, Noncurrent	500	650
Vistra Operations Credit Facility [Member]
Restricted Cash and Investments, Current	0	0
Restricted Cash and Investments, Noncurrent	500	650
Amounts related to restructuring escrow accounts [Member]
Restricted Cash and Investments, Current	59	90
Restricted Cash and Investments, Noncurrent	0	0
Other
Restricted Cash and Investments, Current	0	5
Restricted Cash and Investments, Noncurrent	$ 0	$ 0